Exhibit 99.1

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

Collection Period Beginning	02/01/2025
Collection Period End	02/28/2025
Previous Payment Date	02/20/2025
Payment Date	03/20/2025
Days in Collection Period	28
Days in Interest Period	28
Group Status at End of Previous Payment Date	Revolving

I. Reconciliation of Pool Balance and Pool Information

Beginning of Collection Period Pool Balance	$27,492,915,713.66

LESS: Collections (including prepayments, credit and upgrade payments)	$1,416,916,603.46
LESS: Reconveyance Amount	$37,567,476.64
LESS: Written-Off Receivables	$64,283,527.31
ADD: addition of Receivables	$1,265,384,352.05
LESS: Redesignated Receivables (Outgoing) / transferred out	$0.00
ADD: Redesignated Receivables (Incoming)	$0.00

End of Collection Period Pool Balance	$27,239,532,458.30

Consumer Pool Balance	$24,533,973,442.60
Business Pool Balance	$2,705,559,015.70

II. Group One Available Funds

Available Funds - Sources
+ Collections	$1,255,949,017.78
+ Prepayments	$121,649,479.29
+ Reconveyance Amounts	$33,200,476.79
+ Credit Payments	$24,476,099.76
+ Upgrade Prepayments	$14,842,006.63
+ Parent Support Provider Payments	$0.00
+ Excess sale proceeds	$0.00
- Receivables purchased from Depositor	$0.00
+ Available Subordinated Amounts	$0.00

Total Group Sources of Funds	$1,450,117,080.25

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

III. Note Balances and Required Overcollateralization

				Initial Note Balance	Beginning Note Balance	Ending Note Balance	Target OC	Series Invested Amount
	Overcollateralization Percentage	Revolving Period Ended?	Note Bal at End of Revolv Per	A1	A2	A	B	=A+B
2022-4	8.75	FALSE	N/A	$550,000,000.00	$550,000,000.00	$550,000,000.00	$52,739,726.03	$602,739,726.03
2022-6	8.75	FALSE	N/A	$539,920,000.00	$539,920,000.00	$539,920,000.00	$51,773,150.68	$591,693,150.68
2023-1	8.25	FALSE	N/A	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$89,918,256.13	$1,089,918,256.13
2023-2	8.25	FALSE	N/A	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$89,918,256.13	$1,089,918,256.13
2023-3	8.25	FALSE	N/A	$300,000,000.00	$300,000,000.00	$300,000,000.00	$26,975,476.84	$326,975,476.84
2023-4	8.25	FALSE	N/A	$800,000,000.00	$800,000,000.00	$800,000,000.00	$71,934,604.90	$871,934,604.90
2023-5	8.25	FALSE	N/A	$425,000,000.00	$425,000,000.00	$425,000,000.00	$38,215,258.86	$463,215,258.86
2023-6	8.25	FALSE	N/A	$625,000,000.00	$625,000,000.00	$625,000,000.00	$56,198,910.08	$681,198,910.08
2023-7	8.25	FALSE	N/A	$600,000,000.00	$600,000,000.00	$600,000,000.00	$53,950,953.68	$653,950,953.68
2024-1	8.25	FALSE	N/A	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00	$112,397,820.16	$1,362,397,820.16
2024-2	8.25	FALSE	N/A	$750,000,000.00	$750,000,000.00	$750,000,000.00	$67,438,692.10	$817,438,692.10
2024-3	8.25	FALSE	N/A	$875,000,000.00	$875,000,000.00	$875,000,000.00	$78,678,474.11	$953,678,474.11
2024-4	8.25	FALSE	N/A	$600,000,000.00	$600,000,000.00	$600,000,000.00	$53,950,953.68	$653,950,953.68
2024-5	8.25	FALSE	N/A	$575,000,000.00	$575,000,000.00	$575,000,000.00	$51,702,997.28	$626,702,997.28
2024-6	8.25	FALSE	N/A	$1,500,000,000.00	$1,500,000,000.00	$1,500,000,000.00	$134,877,384.20	$1,634,877,384.20
2024-7	8.25	FALSE	N/A	$600,000,000.00	$600,000,000.00	$600,000,000.00	$53,950,953.68	$653,950,953.68
2024-8	8.25	FALSE	N/A	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$89,918,256.13	$1,089,918,256.13
2025-1	8.25	FALSE	N/A	$600,000,000.00	$600,000,000.00	$600,000,000.00	$53,950,953.68	$653,950,953.68
2025-2	8.25	FALSE	N/A	$500,000,000.00	$500,000,000.00	$500,000,000.00	$44,959,128.07	$544,959,128.07
2021-A	8.75	FALSE	N/A	$2,866,666,666.65	$3,375,000,000.00	$3,125,000,000.00	$299,657,534.25	$3,424,657,534.25
2021-B	8.75	FALSE	N/A	$1,433,333,333.35	$4,625,000,000.00	$4,625,000,000.00	$443,493,150.68	$5,068,493,150.68

Total				$18,389,920,000.00	$22,089,920,000.00	$21,839,920,000.00	$2,016,600,891.35	$23,856,520,891.35

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

IV. Financing Adjustment Dates and Series Invested Amounts (C)

Financing Adjustment Dates

	2/1/2025	2/28/2025
Time weight (days in Collection Period)	27.00	1.00
2022-4	$602,739,726.03	$602,739,726.03
2022-6	$591,693,150.68	$591,693,150.68
2023-1	$1,089,918,256.13	$1,089,918,256.13
2023-2	$1,089,918,256.13	$1,089,918,256.13
2023-3	$326,975,476.84	$326,975,476.84
2023-4	$871,934,604.90	$871,934,604.90
2023-5	$463,215,258.86	$463,215,258.86
2023-6	$681,198,910.08	$681,198,910.08
2023-7	$653,950,953.68	$653,950,953.68
2024-1	$1,362,397,820.16	$1,362,397,820.16
2024-2	$817,438,692.10	$817,438,692.10
2024-3	$953,678,474.11	$953,678,474.11
2024-4	$653,950,953.68	$653,950,953.68
2024-5	$626,702,997.28	$626,702,997.28
2024-6	$1,634,877,384.20	$1,634,877,384.20
2024-7	$653,950,953.68	$653,950,953.68
2024-8	$1,089,918,256.13	$1,089,918,256.13
2025-1	$653,950,953.68	$653,950,953.68
2025-2	$544,959,128.07	$544,959,128.07
2021-A	$3,698,630,136.99	$3,424,657,534.25
2021-B	$5,068,493,150.68	$5,068,493,150.68

Total	$24,130,493,494.09	$23,856,520,891.35

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

V. Discounted Series Invested Amounts

Pool Balances on Financing Adjustment Dates (D)

	2/1/2025	2/28/2025	Time Wgt Avg
VZMT Group One	27,492,915,013.73	27,239,532,458.30	27,483,865,636.75

Present values of remaining unpaid payments (E)

Discount Rate		2/1/2025	2/28/2025
2022-4	9.19%	$24,981,291,231.30	$24,759,359,105.89
2022-6	9.46%	$24,912,968,054.75	$24,691,866,804.29
2023-1	10.28%	$24,707,260,518.64	$24,488,653,537.19
2023-2	10.68%	$24,607,884,511.79	$24,390,478,542.59
2023-3	10.52%	$24,647,559,184.55	$24,429,674,035.13
2023-4	10.95%	$24,541,161,462.65	$24,324,560,428.23
2023-5	11.40%	$24,430,588,895.39	$24,215,319,220.23
2023-6	11.14%	$24,494,379,118.99	$24,278,341,762.98
2023-7	11.47%	$24,413,459,411.79	$24,198,395,698.80

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

		2/1/2025	2/28/2025
2024-1	10.79%	$24,580,666,551.05	$24,363,589,075.11
2024-2	10.62%	$24,622,750,707.64	$24,405,165,236.66
2024-3	11.12%	$24,499,296,946.57	$24,283,200,362.85
2024-4	10.99%	$24,531,300,838.85	$24,314,818,662.35
2024-5	10.79%	$24,580,666,551.05	$24,363,589,075.11
2024-6	9.96%	$24,787,217,378.13	$24,567,642,203.83
2024-7	10.14%	$24,742,191,586.81	$24,523,161,832.21
2024-8	10.40%	$24,677,381,400.66	$24,459,135,795.58
2025-1	10.50%	$24,652,525,608.09	$24,434,580,446.54
2025-2	10.73%	$24,595,506,822.93	$24,378,250,263.94
2021-A	10.88%	$24,559,666,993.70	$24,342,842,828.69
2021-B	11.31%	$24,452,885,611.37	$24,237,347,728.66

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

Discounted Series Invested Amounts (F = C * (D/E))

	2/1/2025	2/28/2025
2022-4	$663,339,178.09	$663,116,164.39
2022-6	$652,968,893.36	$652,744,049.97
2023-1	$1,212,806,539.51	$1,212,348,773.84
2023-2	$1,217,700,272.48	$1,217,231,607.63
2023-3	$364,721,525.89	$364,584,196.19
2023-4	$976,810,899.18	$976,427,247.95
2023-5	$521,279,291.56	$521,066,212.54
2023-6	$764,591,280.65	$764,284,741.14
2023-7	$736,440,326.98	$736,139,509.54
2024-1	$1,523,814,713.89	$1,523,215,258.85
2024-2	$912,727,520.44	$912,376,021.80
2024-3	$1,070,208,446.86	$1,069,779,291.55
2024-4	$732,902,452.32	$732,614,713.90
2024-5	$700,954,768.40	$700,679,019.08
2024-6	$1,813,340,599.46	$1,812,686,648.51
2024-7	$726,657,220.71	$726,389,100.82
2024-8	$1,214,267,029.97	$1,213,820,163.49
2025-1	$729,299,182.56	$729,017,983.65
2025-2	$609,155,313.36	$608,920,980.93
2021-A	$4,140,357,534.25	$3,832,191,780.83
2021-B	$5,698,608,219.17	$5,696,327,397.25

Total	$26,982,951,209.09	$26,665,960,863.85

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

VI. Series Incremental Required Invested Amount Series Share (G)

	2/1/2025	2/28/2025
2022-4	2.41%	2.43%
2022-6	2.38%	2.40%
2023-1	4.41%	4.45%
2023-2	4.43%	4.47%
2023-3	1.33%	1.34%
2023-4	3.55%	3.58%
2023-5	1.90%	1.91%
2023-6	2.78%	2.81%
2023-7	2.68%	2.70%
2024-1	5.54%	5.59%
2024-2	3.32%	3.35%
2024-3	3.89%	3.93%
2024-4	2.67%	2.69%
2024-5	2.55%	2.57%
2024-6	6.60%	6.65%
2024-7	2.64%	2.67%

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

	2/1/2025	2/28/2025
2024-8	4.42%	4.46%
2025-1	2.65%	2.68%
2025-2	2.22%	2.24%
2021-A	15.06%	14.07%
2021-B	20.73%	20.91%

Ineligible Amounts (H)

	2/1/2025	2/28/2025
2022-4	$0.00	$0.00
2022-6	$0.00	$0.00
2023-1	$0.00	$0.00
2023-2	$0.00	$0.00
2023-3	$0.00	$0.00
2023-4	$0.00	$0.00
2023-5	$0.00	$0.00
2023-6	$0.00	$0.00
2023-7	$0.00	$0.00
2024-1	$0.00	$0.00
2024-2	$0.00	$0.00
2024-3	$0.00	$0.00
2024-4	$0.00	$0.00
2024-5	$0.00	$0.00
2024-6	$0.00	$0.00

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

	2/1/2025	2/28/2025
2024-7	$0.00	$0.00
2024-8	$0.00	$0.00
2025-1	$0.00	$0.00
2025-2	$0.00	$0.00
2021-A	$0.00	$0.00
2021-B	$0.00	$0.00

Excess Concentration Amounts (I)

	2/1/2025	2/28/2025
2022-4	$97,248,420.66	$103,305,896.05
2022-6	$97,248,420.66	$103,305,896.05
2023-1	$97,248,420.66	$103,305,896.05
2023-2	$97,248,420.66	$103,305,896.05
2023-3	$97,248,420.66	$103,305,896.05
2023-4	$97,248,420.66	$103,305,896.05
2023-5	$97,248,420.66	$103,305,896.05
2023-6	$97,248,420.66	$103,305,896.05
2023-7	$97,248,420.66	$103,305,896.05
2024-1	$97,248,420.66	$103,305,896.05
2024-2	$97,248,420.66	$103,305,896.05
2024-3	$97,248,420.66	$103,305,896.05

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

	2/1/2025	2/28/2025
2024-4	$97,248,420.66	$103,305,896.05
2024-5	$97,248,420.66	$103,305,896.05
2024-6	$97,248,420.66	$103,305,896.05
2024-7	$97,248,420.66	$103,305,896.05
2024-8	$97,248,420.66	$103,305,896.05
2025-1	$97,248,420.66	$103,305,896.05
2025-2	$97,248,420.66	$103,305,896.05
2021-A	$97,248,420.66	$103,305,896.05
2021-B	$97,248,420.66	$103,305,896.05

Series Incremental Required Invested Amount (J = G * (H + I))

	2/1/2025	2/28/2025
2022-4	$2,343,686.94	$2,510,333.27
2022-6	$2,314,512.41	$2,479,341.51
2023-1	$4,288,655.35	$4,597,112.37
2023-2	$4,308,105.04	$4,617,773.55
2023-3	$1,293,403.99	$1,384,299.01
2023-4	$3,452,318.93	$3,698,351.08
2023-5	$1,847,719.99	$1,973,142.61
2023-6	$2,703,506.09	$2,902,895.68
2023-7	$2,606,257.67	$2,789,259.19
2024-1	$5,387,562.50	$5,774,799.59

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

	2/1/2025	2/28/2025
2024-2	$3,228,647.57	$3,460,747.52
2024-3	$3,782,963.56	$4,059,921.71
2024-4	$2,596,532.83	$2,778,928.60
2024-5	$2,479,834.73	$2,654,961.53
2024-6	$6,418,395.76	$6,869,842.09
2024-7	$2,567,358.31	$2,758,267.42
2024-8	$4,298,380.19	$4,607,442.96
2025-1	$2,577,083.15	$2,768,598.01
2025-2	$2,158,914.94	$2,314,052.07
2021-A	$14,645,612.15	$14,535,139.57
2021-B	$20,159,597.60	$21,601,262.86

VII. Adjusted Series Invested Amounts & Allocation (K = F + J)

	2/1/2025	2/28/2025	Time Wgt Avg
2022-4	$665,682,865.03	$665,626,497.66	$665,680,851.91
2022-6	$655,283,405.77	$655,223,391.48	$655,281,262.40
2023-1	$1,217,095,194.86	$1,216,945,886.21	$1,217,089,862.41
2023-2	$1,222,008,377.52	$1,221,849,381.18	$1,222,002,699.08
2023-3	$366,014,929.88	$365,968,495.20	$366,013,271.50
2023-4	$980,263,218.11	$980,125,599.03	$980,258,303.14
2023-5	$523,127,011.55	$523,039,355.15	$523,123,880.96
2023-6	$767,294,786.74	$767,187,636.82	$767,290,959.96
2023-7	$739,046,584.65	$738,928,768.73	$739,042,376.94

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

	2/1/2025	2/28/2025	Time Wgt Avg
2024-1	$1,529,202,276.39	$1,528,990,058.44	$1,529,194,697.18
2024-2	$915,956,168.01	$915,836,769.32	$915,951,903.77
2024-3	$1,073,991,410.42	$1,073,839,213.26	$1,073,985,974.81
2024-4	$735,498,985.15	$735,393,642.50	$735,495,222.91
2024-5	$703,434,603.13	$703,333,980.61	$703,431,009.47
2024-6	$1,819,758,995.22	$1,819,556,490.60	$1,819,751,762.91
2024-7	$729,224,579.02	$729,147,368.24	$729,221,821.49
2024-8	$1,218,565,410.16	$1,218,427,606.45	$1,218,560,488.60
2025-1	$731,876,265.71	$731,786,581.66	$731,873,062.71
2025-2	$611,314,228.30	$611,235,033.00	$611,311,399.90
2021-A	$4,155,003,146.40	$3,846,726,920.40	$4,143,993,281.19
2021-B	$5,718,767,816.77	$5,717,928,660.11	$5,718,737,846.89

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

Series Allocation % (L = K / (Greater of (i) D OR (ii) Sum of K))

2022-4	2.42%
2022-6	2.38%
2023-1	4.43%
2023-2	4.45%
2023-3	1.33%
2023-4	3.57%
2023-5	1.90%
2023-6	2.79%
2023-7	2.69%
2024-1	5.56%
2024-2	3.33%
2024-3	3.91%
2024-4	2.68%
2024-5	2.56%
2024-6	6.62%
2024-7	2.65%
2024-8	4.43%
2025-1	2.66%
2025-2	2.22%
2021-A	15.08%
2021-B	20.81%
Transferor’s Percentage	1.52%

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

Series Allocated Pool Balance (M = L * E)

2022-4	$599,691,485.03
2022-6	$588,713,365.09
2023-1	$1,084,450,635.51
2023-2	$1,084,461,652.20
2023-3	$325,339,741.00
2023-4	$867,576,799.43
2023-5	$460,911,964.51
2023-6	$677,800,317.50
2023-7	$650,694,860.34
2024-1	$1,355,582,787.06
2024-2	$813,348,501.33
2024-3	$948,914,620.58
2024-4	$650,688,862.22
2024-5	$623,569,007.87
2024-6	$1,626,662,898.54
2024-7	$650,665,695.95
2024-8	$1,084,452,041.51
2025-1	$650,673,329.63
2025-2	$542,235,669.32
2021-A	$3,670,391,933.15
2021-B	$5,043,215,213.46
Transferor’s Interest	$412,869,593.47

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

VIII. Principal Funding Account(s)

Aggregate beginning Principal Funding Account Limit	$7,044,960,000.00
Aggregate ending Principal Funding Account Limit	$7,044,960,000.00
Aggregate beginning of period Principal Funding Account Balance	$0.00
Add: Aggregate deposit(s) to Principal Funding Account(s)	$0.00
Aggregate end of period Principal Funding Account	$0.00
Group One Required Pool Balance (Sum of all Adjusted Series Invested Amounts less Min of (i) Sum of Series PFA Accounts or (ii) Sum of Series PFA Limits)	$26,767,097,336.05
Pool Balance Deficit (Max(0, Required Pool Balance - Pool Balance))	$0.00

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

IX. Group One Available Funds allocation to Series

Allocation
2022-4	$35,122,995.78
2022-6	$34,574,271.47
2023-1	$64,216,694.76
2023-2	$64,475,830.68
2023-3	$19,311,789.20
2023-4	$51,720,890.87
2023-5	$27,601,383.49
2023-6	$40,484,223.63
2023-7	$38,993,648.29
2024-1	$80,684,079.31
2024-2	$48,327,906.92
2024-3	$56,666,225.14
2024-4	$38,806,583.18
2024-5	$37,114,731.59
2024-6	$96,014,572.07
2024-7	$38,475,521.46
2024-8	$64,294,276.02
2025-1	$38,615,457.75
2025-2	$32,254,374.17
2021-A	$218,647,348.25
2021-B	$301,734,851.61
Transferor’s Allocation	$21,979,424.59

Total	$1,450,117,080.25

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

Transferor’s Allocation (before fees)	$21,979,424.59
- Transferor’s Allocation portion of Master Collateral Agent Fee	$25.26
- Transferor’s Allocation portion of Owner Trustee Fee	$0.00
- Transferor’s Allocation portion of Asset Representations Reviewer Fee	$0.00
Transferor’s Allocation (after fees)	$21,979,399.33

X. Write Offs and Delinquent Receivables

	Number of Receivables	Principal Balance Written Off	% of Beginning of Period Pool Balance
Receivables Written Off in Current Collection Period	135,622	$64,283,527.31	0.23%

	Number of Receivables	Delinquent Principal Balances	% of End of Period Pool Balance
Delinquent Receivables:
1 - 30 Days Delinquent	4,197,715	$2,006,716,642.97	7.37%
31 - 60 Days Delinquent	340,335	$159,849,940.24	0.59%
61 - 90 Days Delinquent	165,177	$77,046,156.26	0.28%
91 - 120 Days Delinquent	133,552	$63,397,949.57	0.23%
Over 120 Days Delinquent	93,516	$46,007,275.69	0.17%

Total Delinquent Receivables at the End of Period	4,930,295	$2,353,017,964.73	8.64%

Ratio of aggregate Principal Balance of Written-Off Receivables to the beginning of Collection Period Pool Balance
Second Preceding Collection Period			0.29%
Proceeding Collection Period			0.26%
Current Collection Period			0.23%
Sum of the three above multiplied by four			3.14%

Ratio of aggregate Principal Balance of Receivables 91+ days delinquent to the end of Collection Period Pool Balance
Second Preceding Collection Period			0.40%
Proceeding Collection Period			0.40%
Current Collection Period			0.40%
Three Month Average			0.40%

Assets Representation Review
Aggregate Principal Balance of 60-Day Delinquent Receivables as a Percentage of the Aggregate Balance of Receivables as of the end of the Collection Period			0.69%
Delinquency Trigger			5.00%

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

XI. Pool characteristics as of end of Collection Period

		Prior to Purchase	With Purchase
Number of Receivables		57,590,668	59,045,508
Pool Balance		$25,974,148,106.25	$27,239,532,458.30
Average Monthly Payment		$23.47	$23.50
Average Principal Balance		$451.01	$461.33
Weighted Average Remaining Term (in months)		23.6	24.1

Customer Tenure
	0-12 Months	16.36%	16.66%
	7-24 Months	5.05%	5.05%
	60+ Months	64.78%	64.54%
Geographic Concentration
	Largest state	CA / 9.94%	CA / 9.94%
	2nd Largest State	FL / 6.20%	FL / 6.22%
	3rd Largest State	TX / 5.99%	TX / 6.01%
Weighted Average FICO		726	725

XII. Upgrades

	Current Period	To Date
Number of Receivables Upgraded	37,965	867,444
Principal Balance of Receivables Upgraded	$14,842,006.63	$386,425,407.47
Upgrade payments	$4,364,067.07	$112,932,241.22
Failure by Marketing Agent to Make Upgrade Payments	No	No

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

Amortization Event Tests for following VZMT Series:

VZMT Public Series: 2022-4, 2022-6, 2023-1, 2023-2, 2023-4, 2023-5, 2023-7, 2024-1, 2024-3, 2024-4, 2024-6, 2024-8, and 2025-1

In Compliance?
Delinquency and Write-Offs

For any Payment Date, the sum of the fractions, expressed as percentages, for each of the three (3) Collection Periods immediately preceding that Payment Date,calculated by dividing the aggregate Principal Balance of all Receivables that are ninety-one (91) days or more delinquent at the end of each of the three (3) prior Collection Periods by the Pool Balance as of the last day of each of those Collection Periods, divided by three (3), exceeds 2.00%

Yes

For any Payment Date, the sum of the fractions, expressed as percentages, for each of the three (3) Collection Periods immediately preceding that Payment Date,calculated by dividing the aggregate Principal Balance of all Receivables which became Written-Off Receivables during each of the three (3) prior Collection Periods bythe Pool Balance as of the first day of each of those Collection Periods, multiplied by four (4), exceeds 10.00%

Yes

As of any date of determination, the Discounted Series Invested Amount for a respective Series s greater than the excess of (i) the Pool Balance over (ii) the sum of (x)the Ineligible Amount for such Series and (y) the Series Excess Concentration Amount such Series.

Yes

Payments

On any Payment Date, interest due is not paid on any class of Notes	Yes

On the fifth Business Day after any Payment Date during the Revolving Period, after giving effect to distributions on such Payment Date, the sum of the amount ondeposit in the Reserve Account plus, if a Letter of Credit has been issued for the benefit of the Notes, the amount available under the Letter of Credit, is less than the Required Reserve Amount

Yes

As of the Anticipated Redemption Date, the Trust has not redeemed the Notes	Yes

As of any Payment Date, a Pool Balance Deficit exists after giving effect to distributions on such Payment Date (including deposits to the Principal Funding Account onsuch Payment Date)	Yes

With respect to any Payment Date, the respective Series Allocated Pool Balance is less than 50.00% of (x) the aggregate Note Balance minus (y) the amount on deposit in the Principal Funding Account, in each case as of such Payment Date and with respect to that Series.

Yes

Servicing and Event of Default

A Servicer Termination Event has occurred and is continuing	Yes

An Event of Default has occurred and is continuing	Yes

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

Excess Concentration Amount for following VZMT Series

VZMT Public Series: 2022-4, 2022-6, 2023-1, 2023-2, 2023-4, 2023-5, 2023-7, 2024-1, 2024-3, 2024-4, 2024-6, 2024-8, and 2025-1

	Actual % or Amt	Actual $	Excess $
Consumer & Business, Without duplication

The amount by which the aggregate Principal Balance of Receivables with Obligors that have less than sixty (60) months of Customer Tenure with Verizon Wireless exceeds 45.00% of the Pool Balances	35.46%	$9,659,475,737.83	$0.00

The amount by which the aggregate Principal Balance of Receivables with Obligors that have less than twelve (12) months of Customer Tenure with Verizon Wireless exceeds 22.00% of the Pool Balance	16.66%	$4,538,984,487.35	$0.00

With respect to all Receivables for which the origination date was less than thirty-one (31) days prior to the related Cutoff Date, or in the case of any determination made on a Payment Date, the last day of the related Collection Period, the product of (i) the aggregate Principal Balance of all such Receivables and (ii) 10.00%	10.00%	$1,033,058,960.48	$103,305,896.05

Consumer Only, Without duplication (If Consumer Receivable Condition is satisfied)

The aggregate Principal Balance of all Consumer Receivables with the lowest FICO® Scores that would need to be excluded from the calculation of the Pool Balance of all Consumer Receivables in order to cause the weighted average FICO® Score of the Consumer Obligors with respect to all Consumer Receivables (weighted based on Principal Balances) included in such calculation of the Pool Balance of all Consumer Receivables to be at least 700 (excluding any Consumer Receivables with Consumer Obligors for whom FICO® Scores are not available)	725	N/A	$0.00

The amount by which the aggregate Principal Balance of Consumer Receivables with Consumer Obligors for whom FICO® Scores are not available exceeds 4.50% of the Pool Balance of all Consumer Receivables	3.71%	$910,887,017.37	$0.00

Business Only, Without duplication

The amount by which the aggregate Principal Balance of Business Receivables exceeds 10.00% of the Pool Balance	9.93%	$2,705,558,315.77	$0.00

Total Loan for respective Series Excess Concentration Amount			$103,305,896.05

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

On and as of the Payment Date to which this Monthly Investor Report related, the Servicer hereby certifies that the information in the Monthly Investor Report (for Verizon Master Trust and for each outstanding Series) is accurate in all material respects.

VZMT Public Series: 2022-4, 2022-6, 2023-1, 2023-2, 2023-4, 2023-5, 2023-7, 2024-1, 2024-3, 2024-4, 2024-6, 2024-8, and 2025-1

Cellco Partnership, as Servicer

Dated: March 17, 2025

By:	/s/ Jon Ransengnola
Name:	Jon Ransegnola
Title:	Assistant Treasurer

1

As of the date of this Monthly Investor Report for purposes of any references to the term “delinquent” contained herein (or in the Monthly Investor Report for any outstanding Series), the Servicer considers an account to be delinquent if there are unpaid charges remaining on the account on the day after the bill’s due date and calculates delinquency assuming a due date is 22 or 30 days after the end of the monthly bill cycle for consumer customers and business customers, respectively.